UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31, 2004
                         ----------------

Date of reporting period:  JULY 31, 2004
                           -------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                         FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JULY 31, 2004 (UNAUDITED)

 SHARES                                               MARKET VALUE  % OF TOTAL
 ------                                               ------------  ----------
           DOMESTIC EQUITY FUNDS
  46,264   Advisors Series Trust - The Al Frank Fund   $ 1,115,429        3.1%
  30,655   Ariel Fund                                    1,467,441        4.1%
  53,156   Buffalo Small Cap Fund                        1,259,795        3.5%
 105,113   Causeway International Value Fund -
             Institutional Class                         1,501,019        4.2%
  77,675   Columbia Acorn International Fund - Class Z   1,845,562        5.1%
 139,020   Excelsior Small Cap Fund                      2,054,713        5.7%
  61,360   Fidelity Diversified International Fund       1,489,828        4.2%
 100,763   Fidelity International Small Cap Fund         1,982,012        5.5%
 172,566   Fidelity Japan Smaller Companies Fund         2,024,199        5.6%
 104,880   Fidelity Leveraged Company Stock Fund         2,116,467        5.9%
   6,916   Heartland Value Fund                            339,712        1.0%
   3,466   ICON Energy Fund                                 70,154        0.2%
  53,612   Janus Global Life Sciences Fund                 863,157        2.4%
   9,817   Mairs & Power Growth Fund                       631,901        1.8%
  77,558   Oppenheimer Global Opportunities
             Fund - Class A                              1,967,650        5.5%
 101,906   Oppenheimer International Small
             Company Fund - Class A                      1,424,641        4.0%
  80,209   PIMCO PEA Renaissance Fund - Class D          1,879,303        5.2%
  79,380   PIMCO PEA Value Fund - Class D                1,316,119        3.7%
  43,461   ProFunds UltraMid-Cap ProFund -
             Investor Class                              1,236,024        3.4%
  38,348   State Street Research Aurora Fund             1,479,866        4.1%
  42,965   State Street Research Global
             Resources Fund - Class A                    1,752,982        4.9%
  82,071   State Street Research Mid Cap
             Value Fund - Class A                        1,487,120        4.1%
  45,140   Strong Mid Cap Disciplined Fund -
             Investor Class                                935,294        2.6%
  89,383   Thornburg International Value
             Fund - Class A                              1,558,837        4.3%
  60,543   Tweedy Browne Global Value Fund               1,301,671        3.6%
  30,438   US Global Investors Accolade Funds -
             Eastern European Fund                         712,253        2.0%
                                                       -----------      ------
                    TOTAL DOMESTIC EQUITY FUNDS
                      (COST $35,473,412)                35,813,149       99.7%
                                                       -----------      ------
PRINCIPAL AMOUNT
----------------
           MONEY MARKET FUND
$198,668   Cash Trust Series II- Treasury Cash Series II   198,668        0.6%
                                                       -----------      ------
                    TOTAL MONEY MARKET FUND
                      (COST $198,668)                      198,668        0.6%
                                                       -----------      ------
           Total Investments (Cost $35,672,080)         36,011,817      100.3%
           Liabilities in excess of Other Assets          (110,418)     (0.3)%
                                                       -----------      ------
           NET ASSETS                                  $35,901,399      100.0%
                                                       -----------      ------
                                                       -----------      ------

                        FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JULY 31, 2004 (UNAUDITED)

 SHARES                                               MARKET VALUE  % OF TOTAL
 ------                                               ------------  ----------
           DOMESTIC EQUITY FUNDS
  37,467   Ariel Fund                                 $  1,793,536        6.4%
 117,256   Causeway International Value Fund -
             Institutional Class                         1,674,419        6.0%
  42,168   Excelsior Value and Restructuring Fund        1,533,663        5.5%
  66,985   Fidelity Diversified International Fund       1,626,395        5.8%
  67,686   Fidelity International Growth & Income Fund   1,606,179        5.7%
  58,940   FPA Crescent Fund                             1,322,030        4.7%
  71,846   Heartland Value Plus Fund                     1,747,295        6.2%
  65,375   Janus Mid Cap Value Fund - Investor Class     1,397,070        5.0%
  12,739   Mairs & Power Growth Fund                       819,991        2.9%
 122,141   Matthews Asian Growth and Income Fund         1,733,175        6.2%
  32,017   Oppenheimer Global Fund - Class A             1,620,714        5.8%
   8,905   Heitman REIT Fund - PBHG                         98,489        0.3%
  99,707   PIMCO Commodity RealReturn Strategy
             Fund - Class A                              1,474,666        5.3%
  71,294   PIMCO PEA Renaissance Fund - Class D          1,670,421        6.0%
 102,080   PIMCO PEA Value Fund - Class D                1,692,489        6.0%
 107,253   Royce Pennsylvania Mutual Fund -
             Investment Class                              984,584        3.5%
 100,738   State Street Research Mid Cap
             Value Fund - Class A                        1,825,371        6.5%
  42,930   Strong Mid Cap Disciplined Fund -
             Investor Class                                889,506        3.2%
  41,444   Thornburg International Value
             Fund - Class A                                722,786        2.6%
  79,554   Tweedy Browne Global Value Fund               1,710,406        6.1%
                                                       -----------      ------
                    TOTAL DOMESTIC EQUITY FUNDS
                      (COST $27,412,167)                27,943,185       99.7%
                                                       -----------      ------

PRINCIPAL AMOUNT
----------------
           MONEY MARKET FUND
 $98,507   Cash Trust Series II-
             Treasury Cash Series II                        98,507        0.4%
                                                       -----------      ------
                    TOTAL MONEY MARKET FUND
                      (COST $98,507)                        98,507        0.4%
                                                       -----------      ------
           Total Investments (Cost $27,510,674)         28,041,692      100.1%
           Liabilities in excess of Other Assets           (16,512)     (0.1)%
                                                       -----------      ------
           NET ASSETS                                  $28,025,180      100.0%
                                                       -----------      ------
                                                       -----------      ------

                           FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS AT JULY 31, 2004 (UNAUDITED)

 SHARES                                               MARKET VALUE  % OF TOTAL
 ------                                               ------------  ----------
           DOMESTIC EQUITY FUNDS
  52,466   Buffalo Balanced Fund                       $   500,525        2.4%
  23,421   Calamos Market Neutral Fund - Class A           321,568        1.5%
  36,024   Calvert Income Fund - Class A                   616,367        2.9%
  25,172   Calvert Short Duration Income Fund - Class A    408,799        1.9%
 109,911   Eaton Vance Floating-Rate Fund -
             Institutional Class                         1,085,923        5.2%
  78,357   Eaton Vance Strategic Income Fund - Class A     621,372        3.0%
  56,365   Federated International Bond Fund - Class A     634,111        3.0%
  53,178   Fidelity Capital & Income Fund                  416,918        2.0%
  66,418   Fidelity Real Estate Income Fund                762,481        3.6%
  22,321   FPA Crescent Fund                               500,659        2.4%
 187,274   FPA New Income Fund Inc                       2,114,321       10.1%
  27,185   Gateway Fund                                    638,042        3.0%
 131,987   Janus Short-Term Bond Fund                      386,721        1.8%
 216,864   John Hancock High Yield Fund - Class A        1,082,150        5.2%
 201,366   MainStay High Yield Corporate
             Bond Fund - Class A                         1,240,412        5.9%
  44,333   Matthews Asian Growth and Income Fund           629,083        3.0%
  52,467   The Merger Fund                                 788,054        3.8%
 118,146   Oppenheimer International Bond Fund - Class A   640,351        3.0%
 201,799   Oppenheimer Strategic Income Fund - Class A     835,446        4.0%
  25,332   Permanent Portfolio                             627,732        3.0%
  34,786   PIMCO Commodity RealReturn Strategy
             Fund - Class A                                514,482        2.5%
  69,049   PIMCO Foreign Bond Fund U.S.
             Dollar-Hedged - Class D                       720,176        3.4%
  63,630   PIMCO Global Bond Fund Unhedged/United
             States - Institutional Class                  640,748        3.0%
  29,514   PIMCO Real Return Fund - Institutional Class    334,392        1.6%
  51,861   Pioneer High Yield Fund - Class A               597,446        2.8%
  27,297   Royce Total Return Fund - Investment Class      298,360        1.4%
  52,395   Rydex Series - Juno Fund - Investor Class     1,078,808        5.1%
  44,192   Schwab Yield Plus Fund - Select Class           428,658        2.0%
  98,042   Strong Short-Term High Yield Bond
             Fund - Investor Class                         846,102        4.0%
  46,707   Strong Ultra Short-Term Income
             Fund - Investor Class                         431,569        2.1%
  16,741   T Rowe Price Capital Appreciation Fund          304,687        1.5%
                                                       -----------      ------
                    TOTAL DOMESTIC EQUITY FUNDS
                      (COST $21,094,096)                21,046,463      100.1%
                                                       -----------      ------

PRINCIPAL AMOUNT
----------------
           MONEY MARKET FUND
$105,229   Cash Trust Series II-
             Treasury Cash Series II                       105,229        0.5%
                                                       -----------      ------
                    TOTAL MONEY MARKET FUND
                      (COST $105,229)                      105,229        0.5%
                                                       -----------      ------
           Total Investments (Cost $21,199,325)         21,151,692      100.6%
           Liabilities in excess of Other Assets          (121,010)     (0.6)%
                                                       -----------      ------
           NET ASSETS                                  $21,030,682      100.0%
                                                       -----------      ------
                                                       -----------      ------

                              FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JULY 31, 2004 (UNAUDITED)

 SHARES                                               MARKET VALUE  % OF TOTAL
 ------                                               ------------  ----------
           DOMESTIC EQUITY FUNDS
  73,870   Advisors Series Trust - The Al Frank Fund  $  1,781,018        0.9%
 252,979   Ariel Fund                                   12,110,084        6.0%
 239,971   Buffalo Small Cap Fund                        5,687,309        2.8%
 811,438   Causeway International Value Fund -
             Institutional Class                        11,587,329        5.7%
 310,620   Columbia Acorn International
             Fund - Class Z                              7,380,347        3.6%
 140,949   Excelsior Small Cap Fund                      2,083,220        1.0%
 337,565   Excelsior Value and Restructuring Fund       12,277,232        6.1%
 500,539   Fidelity Diversified International Fund      12,153,082        6.0%
 480,351   Fidelity International Small Cap Fund         9,448,503        4.7%
 190,639   Fidelity Japan Smaller Companies Fund         2,236,194        1.1%
 437,070   Fidelity Leveraged Company Stock Fund         8,820,081        4.4%
  40,079   Heartland Value Fund                          1,968,682        1.0%
  32,000   iShares MSCI EAFE Index Fund                  4,380,800        2.2%
 343,283   Janus Global Life Sciences Fund               5,526,849        2.7%
 308,253   Janus Mid Cap Value Fund - Investor Class     6,587,370        3.3%
  82,535   Mairs & Power Growth Fund                     5,312,797        2.6%
 181,516   Oppenheimer Global Fund - Class A             9,188,355        4.5%
 118,495   Oppenheimer Global Opportunities
             Fund - Class A                              3,006,217        1.5%
 533,463   PIMCO PEA Renaissance Fund -
             Institutional Class                        12,664,412        6.2%
 711,359   PIMCO PEA Value Fund - Class D               11,794,335        5.8%
  62,936   ProFunds UltraMid-Cap ProFund -
             Investor Class                              1,789,915        0.9%
 884,781   Royce Pennsylvania Mutual Fund -
             Investment Class                            8,122,291        4.0%
  95,619   State Street Research Aurora Fund             3,689,952        1.8%
 135,248   State Street Research Global
             Resources Fund - Class A                    5,518,115        2.7%
 649,687   State Street Research Mid Cap
             Value Fund - Class A                       11,772,324        5.8%
 257,084   Strong Mid Cap Disciplined Fund -
             Investor Class                              5,326,784        2.6%
 457,385   Thornburg International Value
             Fund - Class A                              7,976,782        3.9%
 560,371   Tweedy Browne Global Value Fund              12,047,970        5.9%
                                                      ------------      ------
                    TOTAL DOMESTIC EQUITY FUNDS
                      (COST $192,069,208)              202,238,349       99.7%
                                                      ------------      ------

PRINCIPAL AMOUNT
----------------
           MONEY MARKET FUND
$534,637   Cash Trust Series II- Treasury
             Cash Series II                                534,637        0.3%
                                                      ------------      ------
                    TOTAL MONEY MARKET FUND
                      (COST $534,637)                      534,637        0.3%
                                                      ------------      ------
           Total Investments (Cost $192,603,845)       202,772,986      100.0%
           Liabilities in excess of Other Assets           (29,070)       0.0%
                                                      ------------      ------
           NET ASSETS                                 $202,743,916      100.0%
                                                      ------------      ------
                                                      ------------      ------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------

     By (Signature and Title)  /s/ Robert M. Slotky
                               ---------------------------
                               Robert M. Slotky, President

     Date     September 10, 2004
           -----------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)  /s/ Robert M. Slotky
                               ---------------------------
                               Robert M. Slotky, President

     Date     September 10, 2004
           -----------------------------

     By (Signature and Title)  /s/ Eric W. Falkeis
                               --------------------------
                               Eric W. Falkeis, Treasurer

     Date     September 10, 2004
           -----------------------------